Victory Pioneer Active Credit Fund
(Successor to Pioneer Active Credit Fund)
Schedule of Investments | May 31, 2025

Schedule of Investments  |  5/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 125.5%
	Senior Secured Floating Rate Loan Interests — 1.2% of Net Assets(a)*
	Medical-Drugs — 0.7%
235,000	Bausch Health Cos, Inc., Term Loan B, 10.587% (Term SOFR + 625 bps), 10/8/30	$ 223,544
	Total Medical-Drugs	$223,544

	Telephone-Integrated — 0.5%
153,125(b)	Level 3 Financing, Inc., Term B-3 Refinancing Loan, 3/27/32	$ 154,331
	Total Telephone-Integrated	$154,331

	Total Senior Secured Floating Rate Loan Interests (Cost $380,181)	$377,875

	Asset Backed Securities — 4.4% of Net Assets
72,138	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	$ 72,220
105,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	108,621
370,000	Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/32	371,806
110,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	109,627
200,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	193,133
100,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.329% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	100,068
200,000	Veros Auto Receivables Trust, Series 2024-1, Class B, 6.60%, 6/15/28 (144A)	202,199
210,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	215,790
	Total Asset Backed Securities (Cost $1,370,627)	$1,373,464

	Collateralized Mortgage Obligations—15.5% of Net Assets
129,562(c)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	$ 130,502
180,000(c)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.123%, 6/25/64 (144A)	179,048
1Victory Pioneer Active Credit Fund | 5/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
140,000(c)	COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.297%, 8/25/69 (144A)	$ 138,519
150,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.686% (SOFR30A + 336 bps), 1/25/40 (144A)	153,994
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.972% (SOFR30A + 765 bps), 1/25/42 (144A)	215,226
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.322% (SOFR30A + 700 bps), 4/25/42 (144A)	216,938
230,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 11.071% (SOFR30A + 675 bps), 9/25/42 (144A)	254,234
180,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.322% (SOFR30A + 400 bps), 1/25/44 (144A)	186,141
248,256(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	241,221
280,000(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	270,123
140,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.822% (SOFR30A + 550 bps), 1/25/34 (144A)	159,507
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.322% (SOFR30A + 500 bps), 8/25/33 (144A)	199,823
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.772% (SOFR30A + 545 bps), 12/25/33 (144A)	204,274
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 5.972% (SOFR30A + 165 bps), 2/25/45 (144A)	50,032
170,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.786% (SOFR30A + 846 bps), 1/25/48 (144A)	202,751
240,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.268% (SOFR30A + 491 bps), 9/25/47 (144A)	259,573
110,000(d)	Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67 (144A)	107,944
Victory Pioneer Active Credit Fund | 5/31/252

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
170,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	$ 171,300
210,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	212,211
180,000(c)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	179,531
240,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.40%, 9/25/68 (144A)	233,956
180,000(c)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.985%, 11/25/58 (144A)	183,325
120,000(c)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	120,338
330,000(c)	Verus Securitization Trust, Series 2023-8, Class B1, 8.094%, 12/25/68 (144A)	332,925
160,000(c)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	161,387
100,000(d)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	100,410
	Total Collateralized Mortgage Obligations (Cost $4,870,058)	$4,865,233

	Commercial Mortgage-Backed Securities—8.7% of Net Assets
200,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.637% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 197,720
160,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.487% (1 Month Term SOFR + 319 bps), 1/18/41 (144A)	159,750
186,214(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.793% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	186,107
330,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.715% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	325,748
100,000(a)	BDS LLC, Series 2025-FL14, Class A, 5.606% (1 Month Term SOFR + 128 bps), 10/21/42 (144A)	99,074
110,000	BWAY Mortgage Trust, Series 2013-1515, Class B, 3.473%, 3/10/33 (144A)	101,755
390,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.719% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	380,785
170,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.586% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	167,555
3Victory Pioneer Active Credit Fund | 5/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
145,814(a)	Extended Stay America Trust, Series 2021-ESH, Class F, 8.143% (1 Month Term SOFR + 381 bps), 7/15/38 (144A)	$ 145,814
50,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.072% (SOFR30A + 775 bps), 1/25/51 (144A)	54,449
120,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.712% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	119,550
68,541(a)	LFT CRE, Ltd., Series 2021-FL1, Class A, 5.613% (1 Month Term SOFR + 128 bps), 6/15/39 (144A)	68,302
100,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.712% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	98,923
108,361(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.521% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	108,244
168,386(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.015% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	168,408
88,719(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.979% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	88,719
121,138(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	121,060
135,701(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	136,228
	Total Commercial Mortgage-Backed Securities (Cost $2,746,087)	$2,728,191

	Corporate Bonds — 50.4% of Net Assets
	Aerospace & Defense — 0.2%
75,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	$ 74,711
	Total Aerospace & Defense	$74,711

	Airlines — 2.2%
260,000(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 202,151
200,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	178,394
345,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	315,268
	Total Airlines	$695,813

	Apparel — 0.3%
90,000	Tapestry, Inc., 5.50%, 3/11/35	$ 88,279
	Total Apparel	$88,279

Victory Pioneer Active Credit Fund | 5/31/254

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — 7.3%
429,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 369,139
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	197,493
440,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	434,087
510,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	515,878
295,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	294,365
290,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28 (144A)	265,495
200,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	197,712
	Total Auto Manufacturers	$2,274,169

	Auto Parts & Equipment — 0.1%
15,000	Magna International, Inc., 5.875%, 6/1/35	$ 15,115
	Total Auto Parts & Equipment	$15,115

	Banks — 7.4%
220,000(c)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	$ 218,747
215,000(c)	BNP Paribas S.A., 5.786% (SOFR + 162 bps), 1/13/33 (144A)	220,223
505,000(c)	Citigroup, Inc., 6.02% (SOFR + 183 bps), 1/24/36	507,976
85,000(c)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	85,089
45,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	49,734
285,000(c)(f)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	283,380
510,000(c)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	509,853
200,000(c)	PNC Financial Services Group, Inc., 5.575% (SOFR + 139 bps), 1/29/36	201,331
245,000(c)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	253,987
	Total Banks	$2,330,320

	Chemicals — 1.5%
165,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 172,244
90,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	76,782
240,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	232,253
	Total Chemicals	$481,279

	Commercial Services — 2.7%
170,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	$ 172,909
250,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	232,853
5Victory Pioneer Active Credit Fund | 5/31/25

Principal Amount USD ($)		Value
	Commercial Services — (continued)
210,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	$ 209,029
243,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	231,115
	Total Commercial Services	$845,906

	Diversified Financial Services — 3.3%
160,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 159,138
350,000	Avolon Holdings Funding, Ltd., 5.15%, 1/15/30 (144A)	348,751
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	24,692
120,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	122,377
165,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	170,118
158,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	159,775
60,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	61,532
	Total Diversified Financial Services	$1,046,383

	Electric — 0.8%
200,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	$ 196,804
41,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	44,191
	Total Electric	$240,995

	Entertainment — 1.8%
EUR145,000	Lottomatica Group S.p.A., 4.875%, 1/31/31 (144A)	$ 168,642
205,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	208,616
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30 (144A)	196,826
	Total Entertainment	$574,084

	Food — 1.1%
35,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 36,731
95,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	99,382
200,000	Grupo Nutresa S.A., 9.00%, 5/12/35 (144A)	209,800
	Total Food	$345,913

	Gas — 0.4%
70,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	$ 73,111
55,000	Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35 (144A)	57,918
	Total Gas	$131,029

Victory Pioneer Active Credit Fund | 5/31/256

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Services — 0.5%
154,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	$ 156,524
	Total Healthcare-Services	$156,524

	Insurance — 2.7%
510,000(c)(f)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	$ 506,212
335,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	329,007
	Total Insurance	$835,219

	Internet — 1.0%
305,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 310,795
	Total Internet	$310,795

	Lodging — 1.5%
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 202,258
80,000	Hyatt Hotels Corp., 5.75%, 3/30/32	80,758
200,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	198,366
	Total Lodging	$481,382

	Media — 0.6%
200,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	$ 187,489
	Total Media	$187,489

	Oil & Gas — 6.3%
340,000	APA Corp., 6.75%, 2/15/55 (144A)	$ 306,750
185,194	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	150,126
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	85,378
179,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	163,098
45,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	41,691
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	173,895
230,000(g)	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	225,400
92,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	93,265
36,191	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	36,752
110,000	Transocean, Inc., 6.80%, 3/15/38	74,973
70,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	63,125
70,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	60,164
7Victory Pioneer Active Credit Fund | 5/31/25

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	$ 224,926
173,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	167,326
120,000	Woodside Finance, Ltd., 6.00%, 5/19/35	119,177
	Total Oil & Gas	$1,986,046

	Packaging & Containers — 0.5%
EUR130,000	Ball Corp., 4.25%, 7/1/32	$ 150,081
	Total Packaging & Containers	$150,081

	Pharmaceuticals — 0.7%
185,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ —
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	215,759
	Total Pharmaceuticals	$215,759

	Pipelines — 2.3%
164,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	$ 164,689
110,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	113,924
172,000(c)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	172,739
55,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	54,844
220,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	220,494
	Total Pipelines	$726,690

	Real Estate — 0.1%
48,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 42,600
	Total Real Estate	$42,600

	REITS — 0.3%
85,000(g)	Ventas Realty LP, 5.10%, 7/15/32	$ 84,781
	Total REITS	$84,781

	Retail — 0.4%
115,000	AutoNation, Inc., 5.89%, 3/15/35	$ 114,364
	Total Retail	$114,364

Victory Pioneer Active Credit Fund | 5/31/258

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — 1.0%
200,000	Foundry JV Holdco LLC, 6.30%, 1/25/39 (144A)	$ 205,340
90,000	Micron Technology, Inc., 6.05%, 11/1/35	91,774
	Total Semiconductors	$297,114

	Telecommunications — 2.7%
200,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	$ 190,622
EUR220,000	T-Mobile USA, Inc., 3.50%, 2/11/37	241,239
435,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	408,248
	Total Telecommunications	$840,109

	Transportation — 0.7%
253,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 233,304
	Total Transportation	$233,304

	Total Corporate Bonds (Cost $15,984,841)	$15,806,253

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP7,525(h)	Avation Plc, 1/1/59	$ 3,194
	Total Trading Companies & Distributors	$3,194

	Total Right/Warrant (Cost $—)	$3,194

Principal Amount USD ($)
	Insurance-Linked Securities — 8.0% of Net Assets#
	Event Linked Bonds — 8.0%
	Multiperil – U.S. — 3.2%
250,000(a)	Bonanza Re, 9.833%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	$ 249,375
250,000(a)	Four Lakes Re, 9.833%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	248,125
9Victory Pioneer Active Credit Fund | 5/31/25

Principal Amount USD ($)		Value
Multiperil – U.S. — (continued)
250,000(a)	Fuchsia 2024-1 , 9.333%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	$ 250,275
250,000(a)	Herbie Re, 11.583%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	249,925
$997,700

Multiperil – U.S. & Canada — 0.8%
250,000(a)	Bridge Street Re, 8.333%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	$ 248,475
Windstorm – Florida — 0.8%
250,000(a)	Merna Re II, 11.823%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	$ 250,750
Windstorm – Japan — 0.8%
250,000(a)	Black Kite Re, 11.153%, (3 Month U.S. Treasury Bill + 682 bps), 6/9/25 (144A)	$ 249,750
Windstorm – Louisiana — 0.8%
250,000(a)	Catahoula Re, 15.573%, (1 Month U.S. Treasury Bill + 1,124 bps), 6/16/25 (144A)	$ 250,000
Windstorm – Texas — 0.8%
250,000(a)	Alamo Re, 11.855%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	$ 249,750
Winterstorm – Florida — 0.8%
250,000(a)	Lightning Re, 15.333%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 255,925
	Total Event Linked Bonds	$2,502,350

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
1,500,000(h)(i)+	Harambee Re 2018, 12/31/25	$ 1,500
	Multiperil – Worldwide — 0.0%
250,000(h)(i)+	Viribus Re 2018, 12/31/25	$ —
106,153(i)+	Viribus Re 2019, 12/31/25	—
		$—

	Total Reinsurance Sidecars	$1,500

	Total Insurance-Linked Securities (Cost $2,543,314)	$2,503,850

Victory Pioneer Active Credit Fund | 5/31/2510

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 2.6% of Net Assets
	Colombia — 0.7%
200,000	Colombia Government International Bond, 8.500%, 4/25/35	$ 206,600
	Total Colombia	$206,600

	Mexico — 1.5%
EUR430,000	Mexico Government International Bond, 5.125%, 5/4/37	$ 480,001
	Total Mexico	$480,001

	Saudi Arabia — 0.4%
EUR125,000	Saudi Government International Bond, 3.375%, 3/5/32 (144A)	$ 141,509
	Total Saudi Arabia	$141,509

	Total Foreign Government Bonds (Cost $776,429)	$828,110

	Equity Linked Notes — 3.7% of Net Assets
	Apparel Retail — 0.5%
500	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 160,770
	Total Apparel Retail	$160,770

	Building Materials — 0.5%
1,700	Goldman Sachs (CRH Plc), 10.60%, 3/18/26	$ 161,381
	Total Building Materials	$161,381

	Credit Services — 0.6%
2,300	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	$ 168,222
	Total Credit Services	$168,222

	Discount Stores — 0.6%
1,700	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	$ 180,880
	Total Discount Stores	$180,880

	Furnishings, Fixtures & Appliances — 0.9%
1,800	Bank of America NA (Whirlpool Corporation), 16.49%, 4/10/26	$ 139,831
1,500	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	147,098
	Total Furnishings, Fixtures & Appliances	$286,929

11Victory Pioneer Active Credit Fund | 5/31/25

Principal Amount USD ($)		Value
	Rental & Leasing Services — 0.6%
300	JP Morgan Structured Products BV (United Rentals), 15.02%, 4/16/26	$ 183,725
	Total Rental & Leasing Services	$183,725

	Total Equity Linked Notes (Cost $1,184,207)	$1,141,907

	U.S. Government and Agency Obligations — 28.2% of Net Assets
1,000,000	Federal National Mortgage Association, 3.000%, 6/1/55 (TBA)	$ 850,741
400,000	Federal National Mortgage Association, 3.500%, 6/1/55 (TBA)	354,509
600,000	Federal National Mortgage Association, 3.500%, 7/15/55 (TBA)	531,670
800,000	Federal National Mortgage Association, 5.000%, 6/1/55 (TBA)	774,285
600,000	Federal National Mortgage Association, 5.000%, 7/1/55 (TBA)	580,339
700,000	Federal National Mortgage Association, 5.500%, 6/15/40 (TBA)	709,936
200,000	Federal National Mortgage Association, 5.500%, 7/1/40 (TBA)	202,620
1,500,000	Federal National Mortgage Association, 5.500%, 6/1/55 (TBA)	1,484,867
300,000	Federal National Mortgage Association, 5.500%, 7/15/55 (TBA)	296,704
800,000	Federal National Mortgage Association, 6.000%, 6/1/55 (TBA)	807,809
400,000	Federal National Mortgage Association, 6.500%, 6/15/55 (TBA)	410,706
200,000	Government National Mortgage Association, 6.000%, 7/15/54 (TBA)	201,610
700,000	Government National Mortgage Association, 6.000%, 6/15/55 (TBA)	706,673
700,000	Government National Mortgage Association, 6.500%, 6/15/55 (TBA)	714,732
200,000	Government National Mortgage Association, 6.500%, 7/20/55 (TBA)	204,076
	Total U.S. Government and Agency Obligations (Cost $8,803,488)	$8,831,277

Victory Pioneer Active Credit Fund | 5/31/2512

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 2.8% of Net Assets
	Open-End Fund — 2.8%
890,700(j)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 890,700
		$890,700

	TOTAL SHORT TERM INVESTMENTS (Cost $890,700)	$890,700

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 125.5% (Cost $39,549,932)	$39,350,054
	OTHER ASSETS AND LIABILITIES — (25.5)%	$(7,993,858)
	net assets — 100.0%	$31,356,196

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2025, the value of these securities amounted to $22,415,078, or 71.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at May 31, 2025.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2025.
13Victory Pioneer Active Credit Fund | 5/31/25

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	2/12/2025	$250,228	$249,750
Black Kite Re	3/13/2025	250,265	249,750
Bonanza Re	12/16/2024	250,000	249,375
Bridge Street Re	12/24/2024	250,000	248,475
Catahoula Re	12/24/2024	250,970	250,000
Four Lakes Re	12/11/2024	250,000	248,125
Fuchsia 2024-1	12/18/2024	250,000	250,275
Harambee Re 2018	12/19/2017	26,057	1,500
Herbie Re	12/17/2024	250,000	249,925
Lightning Re	12/17/2024	260,693	255,925
Merna Re II	4/14/2025	250,954	250,750
Viribus Re 2018	12/22/2017	4,147	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$2,503,850
% of Net assets			8.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	1,167,887	EUR	1,035,733	State Street Bank & Trust Co.	6/25/25	$(10,034)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(10,034)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
9	U.S. 10 Year Note (CBT)	9/19/25	$992,758	$996,750	$3,992
Victory Pioneer Active Credit Fund | 5/31/2514

Schedule of Investments  |  5/31/25
(unaudited) (continued)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
8	U.S. 2 Year Note (CBT)	9/30/25	$(1,657,528)	$(1,659,500)	$(1,972)
43	U.S. 5 Year Note (CBT)	9/30/25	(4,638,194)	(4,652,062)	(13,868)
68	U.S. 10 Year Ultra Bond (CBT)	9/19/25	(7,619,075)	(7,653,188)	(34,113)
16	U.S. Long Bond (CBT)	9/19/25	(1,789,051)	(1,804,500)	(15,449)
6	U.S. Ultra Bond (CBT)	9/19/25	(691,140)	(696,375)	(5,235)
			$(16,394,988)	$(16,465,625)	$(70,637)
TOTAL FUTURES CONTRACTS			$(15,402,230)	$(15,468,875)	$(66,645)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
8,840,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(447,808)	$(186,305)	$(634,113)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(447,808)	$(186,305)	$(634,113)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
15Victory Pioneer Active Credit Fund | 5/31/25

Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$377,875	$—	$377,875
Asset Backed Securities	—	1,373,464	—	1,373,464
Collateralized Mortgage Obligations	—	4,865,233	—	4,865,233
Commercial Mortgage-Backed Securities	—	2,728,191	—	2,728,191
Corporate Bonds
Pharmaceuticals	—	215,759	—*	215,759
All Other Corporate Bonds	—	15,590,494	—	15,590,494
Right/Warrant	3,194	—	—	3,194
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,500	1,500
Multiperil – Worldwide	—	—	—*	—*
All Other Insurance-Linked Securities	—	2,502,350	—	2,502,350
Foreign Government Bonds	—	828,110	—	828,110
Equity Linked Notes	—	1,141,907	—	1,141,907
U.S. Government and Agency Obligations	—	8,831,277	—	8,831,277
Open-End Fund	890,700	—	—	890,700
Total Investments in Securities	$893,894	$38,454,660	$1,500	$39,350,054
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(10,034)	$—	$(10,034)
Net unrealized depreciation on futures contracts	(66,645)	—	—	(66,645)
Centrally cleared swap contracts^	—	(186,305)	—	(186,305)
Total Other Financial Instruments	$(66,645)	$(196,339)	$—	$(262,984)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended May 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Active Credit Fund | 5/31/2516